Significant Events After the Reporting Period (Details) $ / shares in Units, $ in Thousands	Apr. 04, 2022 USD ($) d $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Sale of stock, number of shares issued (in shares) | shares	29,482,000
Sale of stock, price per share (usd per share) | $ / shares	$ 10.00
Sale of stock, aggregate purchase price | $	$ 294,820
Number of shares issued (in shares) | shares	13,618,735
Earnout provisions, earnout period	6 years
Number of shares reserved under earnout provisions (in shares) | shares	12,000,000
Earnout provisions, consecutive trading days, number | d	20
Earnout provisions, trading days period	30 days
Earnout provisions, tranche one
Disclosure of non-adjusting events after reporting period [line items]
Earnout provisions, earnout shares issued rights, percentage	33.33%
Earnout provisions, tranche two
Disclosure of non-adjusting events after reporting period [line items]
Earnout provisions, earnout shares issued rights, percentage	33.33%
Earnout provisions, tranche three
Disclosure of non-adjusting events after reporting period [line items]
Earnout provisions, earnout shares issued rights, percentage	33.33%
Bottom of range | Earnout provisions, tranche one
Disclosure of non-adjusting events after reporting period [line items]
Earnout provisions, weighted average price per share | $ / shares	$ 15.00
Bottom of range | Earnout provisions, tranche two
Disclosure of non-adjusting events after reporting period [line items]
Earnout provisions, weighted average price per share | $ / shares	17.50
Bottom of range | Earnout provisions, tranche three
Disclosure of non-adjusting events after reporting period [line items]
Earnout provisions, weighted average price per share | $ / shares	$ 20.00
Series C Preferred Shares
Disclosure of non-adjusting events after reporting period [line items]
Share exchange ratio	1
Warrant
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of assumed warrants (usd per share) | $ / shares	$ 11.50
Warrant | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Maximum expiration period of assumed warrants	5 years
Warrant, private
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants assumed | shares	9,400,000
Warrant, public
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants assumed | shares	17,250,000